Schedule of income tax (Details)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)
Notes and other explanatory information [abstract]
Current tax	$ 427,320	$ 3,354,419	$ 4,290,647
Deferred tax	(205,190)	(1,610,721)	(1,704,804)
Total tax expenses for the year	$ 222,130	$ 1,743,698	$ 2,585,843